UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311
                                                     ---------

                            The Gabelli Mathers Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            THE GABELLI MATHERS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005



TO OUR SHAREHOLDERS,

      In our June 30, 2003 report, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                         Sincerely yours,

                                                         /s/ Bruce N. Alpert

                                                         Bruce N. Alpert
                                                         Chief Operating Officer
                                                         Gabelli Funds
August 18, 2005



--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI MATHERS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2005 through June 30, 2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2005.

                    Beginning        Ending     Annualized    Expenses
                  Account Value   Account Value   Expense    Paid During
                    01/01/05        06/30/05       Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI MATHERS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli Mathers    $1,000.00        $1,006.70       2.08%     $10.35

HYPOTHETICAL 5% RETURN
Gabelli Mathers    $1,000.00        $1,014.48       2.08%     $10.39

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets.

THE GABELLI MATHERS FUND -
   LONG POSITIONS                                    PERCENT

U.S. Government Obligations .......................  89.5%
Repurchase Agreements .............................   3.6%
Computer Software and Services ....................   1.4%
Health Care .......................................   1.4%
Environmental Services ............................   0.7%
Financial Services ................................   0.7%
Metals and Mining .................................   0.7%
Telecommunications ................................   0.6%
Broadcasting ......................................   0.5%
Energy and Utilities ..............................   0.4%
Equipment .........................................   0.2%
Food and Beverage .................................   0.2%
Transportation ....................................   0.1%
Aerospace .........................................   0.1%
Entertainment .....................................   0.1%

THE GABELLI MATHERS FUND -
   SHORT POSITIONS                                   PERCENT

Exchange Traded Funds .............................  (9.0)%
Equipment .........................................  (4.3)%
Retail ............................................  (3.4)%
Consumer Products .................................  (2.8)%
Restaurants .......................................  (1.5)%
Financial Services ................................  (0.9)%
Diversified Industrial ............................  (0.7)%
Home Furnishings ..................................  (0.7)%
Automotive ........................................  (0.6)%
Entertainment .....................................  (0.4)%


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDING MARCH 31, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI MATHERS FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                    COST            VALUE
     ------                                    ----            -----

             COMMON STOCKS -- 7.1%
             AEROSPACE -- 0.1%
      1,000  Titan Corp.+ ..............  $    22,420      $   22,740
                                          -----------     -----------
             BROADCASTING -- 0.5%
      4,000  Liberty Global Inc., Cl. A+      142,331         186,680
                                          -----------     -----------
             COMPUTER SOFTWARE AND SERVICES -- 1.4%
      9,000  CACI International Inc.,
               Cl. A+ ..................      482,400         568,440
                                          -----------     -----------
             ENERGY AND UTILITIES -- 0.4%
        500  Cinergy Corp. .............       18,045          22,410
      1,000  Duquesne Light
               Holdings Inc. ...........       15,295          18,680
      3,000  Veolia Environnement, ADR..      101,550         112,200
                                          -----------     -----------
                                              134,890         153,290
                                          -----------     -----------
             ENTERTAINMENT -- 0.1%
      6,000  Gemstar-TV Guide
               International Inc.+ .....       35,273          21,540
                                          -----------     -----------
             ENVIRONMENTAL SERVICES -- 0.7%
     10,000  Waste Management Inc. .....      291,362         283,400
                                          -----------     -----------
             EQUIPMENT -- 0.2%
      5,000  Ultratech Inc.+ ...........       79,836          91,500
                                          -----------     -----------
             FINANCIAL SERVICES -- 0.7%
     15,000  New York Community
               Bancorp Inc. ............      274,039         271,800
                                          -----------     -----------
             FOOD AND BEVERAGE -- 0.2%
      4,000  Hain Celestial Group Inc.+        68,261          78,000
                                          -----------     -----------
             HEALTH CARE -- 1.4%
      1,500  Abbott Laboratories .......       69,119          73,515
      8,000  Baxter International Inc...      265,459         296,800
      2,000  Eon Labs Inc.+ ............       61,260          61,280
      2,000  Guidant Corp. .............      125,000         134,600
                                          -----------     -----------
                                              520,838         566,195
                                          -----------     -----------
             METALS AND MINING -- 0.7%
     40,000  AK Steel Holding Corp.+ ...      312,828         256,400
                                          -----------     -----------
             TELECOMMUNICATIONS -- 0.6%
      7,142  ADC
               Telecommunications Inc.+       133,533         155,481
      1,000  BellSouth Corp. ...........       24,080          26,570
      1,000  SBC Communications Inc. ...       22,310          23,750
      1,000  Verizon
               Communications Inc. .....       32,920          34,550
                                          -----------     -----------
                                              212,843         240,351
                                          -----------     -----------
             TRANSPORTATION -- 0.1%
      1,000  Overnite Corp. ............       42,980          42,980
                                          -----------     -----------
             TOTAL COMMON STOCKS .......    2,620,301       2,783,316
                                          -----------     -----------

  PRINCIPAL                                                   MARKET
    AMOUNT                                    COST             VALUE
  ---------                                   ----             -----
             SHORT-TERM OBLIGATIONS -- 93.1%
             REPURCHASE AGREEMENTS -- 3.6%
$ 1,406,905  State Street Bank & Trust Co.,
               2.720%, dated 06/30/05,
               due 07/01/05, proceeds at
               maturity, $1,407,011 (b)   $ 1,406,905     $ 1,406,905
                                          -----------     -----------
             U.S. GOVERNMENT  OBLIGATIONS -- 89.5%
 35,000,000  U.S. Treasury Bill,
               2.791%++, 07/07/05 (a) ..   34,983,958      34,983,958
                                          -----------     -----------
             TOTAL SHORT-TERM
               OBLIGATIONS .............   36,390,863      36,390,863
                                          -----------     -----------
             TOTAL
               INVESTMENTS -- 100.2% ...  $39,011,164      39,174,179
                                          ===========
             OTHER ASSETS AND LIABILITIES (NET) -- (0.2)%     (94,026)
                                                          -----------
             NET ASSETS -- 100.0% ...................     $39,080,153
                                                          ===========
             SECURITIES SOLD SHORT -- (24.3)%

                                                               MARKET
     SHARES                                  PROCEEDS          VALUE
     ------                                  --------          -----

             COMMON STOCKS -- (24.3)%
             AUTOMOTIVE -- (0.6)%
     24,000  Ford Motor Co. ............  $   301,071     $   245,760
                                          -----------     -----------
             CONSUMER PRODUCTS -- (2.8)%
      6,000  Harley-Davidson Inc. ......      348,694         297,600
     15,000  Polaris Industries Inc. ...      721,408         810,000
                                          -----------     -----------
                                            1,070,102       1,107,600
                                          -----------     -----------
             DIVERSIFIED INDUSTRIAL -- (0.7)%
      8,000  Briggs & Stratton Corp. ...      261,580         276,960
                                          -----------     -----------
             ENTERTAINMENT -- (0.4)%
      3,000  Carnival Corp. ............      137,442         163,650
                                          -----------     -----------
             EQUIPMENT -- (4.3)%
     15,000  Black & Decker Corp. ......    1,194,494       1,347,750
      8,000  Toro Co. ..................      306,987         308,880
                                          -----------     -----------
                                            1,501,481       1,656,630
                                          -----------     -----------
             EXCHANGE TRADED FUNDS -- (9.0)%
     24,000  iShares S&P Smallcap
               600 Index ...............    1,216,296       1,320,480
      8,000  Midcap SPDR Trust,
               Series 1 ................      926,841       1,002,000
     10,000  Standard & Poor's
               Depository Receipts .....    1,156,576       1,191,800
                                          -----------     -----------
                                            3,299,713       3,514,280
                                          -----------     -----------

                 See accompanying notes to financial statements.

THE GABELLI MATHERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
     SHARES                                  PROCEEDS          VALUE
     ------                                  --------          -----

             SECURITIES SOLD SHORT (CONTINUED)
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES -- (0.9)%
     12,000  Morningstar Inc. ..........  $   280,962      $  337,800
                                          -----------     -----------
             HOME FURNISHINGS -- (0.7)%
      4,000  Ethan Allen Interiors Inc.       157,125         134,040
      9,000  La-Z-Boy Inc. .............      187,298         131,130
                                          -----------     -----------
                                              344,423         265,170
                                          -----------     -----------
             RESTAURANTS -- (1.5)%
      7,000  Cheesecake Factory Inc. ...      179,921         243,110
      5,000  McDonald's Corp. ..........      125,858         138,750
      4,000  Starbucks Corp. ...........      213,283         206,640
                                          -----------     -----------
                                              519,062         588,500
                                          -----------     -----------
             RETAIL -- (3.4)%
      3,000  Kohl's Corp. ..............      142,902         167,730
      5,000  The Home Depot Inc. .......      161,867         194,500
     15,000  Tiffany & Co. .............      443,496         491,400
     15,000  Zale Corp. ................      427,593         475,350
                                          -----------     -----------
                                            1,175,858       1,328,980
                                          -----------     -----------
             TOTAL SECURITIES
               SOLD SHORT                 $ 8,891,694     $ 9,485,330
                                          ===========     ===========
----------------
(a) At June 30, 2005, $25,000,000 of the principal amount was pledged as collateral for securities sold short.
(b) Collateralized by U.S. Treasury Bond, 8.00%, due 11/15/21, market value $1,447,725.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
SPDR Standard & Poor's Depository Receipts


                 See accompanying notes to financial statements.

                            THE GABELLI MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $39,011,164) ..........    $ 39,174,179
  Deposit at brokers ................................         692,703
  Dividends and interest receivable .................           7,184
  Receivable for investments sold ...................       8,891,694
  Other assets ......................................           1,691
                                                         ------------
  TOTAL ASSETS ......................................      48,767,451
                                                         ------------
LIABILITIES:
  Securities sold short (proceeds $8,891,694) .......       9,485,330
  Payable for investments purchased .................         104,240
  Dividends payable on securities sold short ........          10,449
  Payable for investment advisory fees ..............          32,373
  Payable for distribution fees .....................           8,093
  Other accrued expenses and liabilities ............          46,813
                                                         ------------
  TOTAL LIABILITIES .................................       9,687,298
                                                         ------------
  NET ASSETS applicable to 3,700,496
    shares outstanding ..............................    $ 39,080,153
                                                         ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    at $0.001 par value .............................    $      3,700
  Additional paid-in capital ........................      60,294,652
  Accumulated net investment income .................         128,073
  Accumulated net realized loss on investments
    and securities sold short .......................     (20,915,651)
  Net unrealized depreciation on securities
    sold short ......................................        (593,636)
  Net unrealized appreciation on investments ........         163,015
                                                         ------------
  NET ASSETS ........................................    $ 39,080,153
                                                         ============
  NET ASSET VALUE, offering and redemption price
    per share ($39,080,153 / 3,700,496 shares
    outstanding; unlimited number of shares
    authorized of $0.001 par value) .................          $10.56
                                                               ======

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $373) ..........      $  16,972
  Interest ..........................................        446,042
  Other income ......................................         79,027
                                                           ---------
  TOTAL INVESTMENT INCOME ...........................        542,041
                                                           ---------
EXPENSES:
  Investment advisory fees ..........................        199,198
  Distribution fees .................................         49,800
  Dividends on securities sold short ................         45,380
  Trustees' fees ....................................         28,137
  Shareholder services fees .........................         24,321
  Shareholder communications expenses ...............         19,832
  Legal and audit fees ..............................         17,354
  Custodian fees ....................................         16,316
  Registration fees .................................          8,418
  Miscellaneous expenses ............................          5,288
                                                           ---------
  TOTAL EXPENSES ....................................        414,044
  Less: Custodian fee credits .......................            (76)
                                                           ---------
  TOTAL NET EXPENSES ................................        413,968
                                                           ---------
  NET INVESTMENT INCOME .............................        128,073
                                                           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments ..................        415,050
  Net realized loss on securities sold short ........        (84,799)
  Net change in unrealized appreciation/depreciation
    on investments and securities sold short ........       (184,192)
                                                           ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND SECURITIES SOLD SHORT ...........        146,059
                                                           ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .................................      $ 274,132
                                                           =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS ENDED
                                                                                             JUNE 30, 2005      YEAR ENDED
                                                                                              (UNAUDITED)    DECEMBER 31, 2004
                                                                                           ----------------  -----------------

OPERATIONS:
  Net investment income (loss) ............................................................     $  128,073      $  (292,952)
  Net realized gain on investments ........................................................        415,050          300,236
  Net realized loss on securities sold short ..............................................        (84,799)        (575,794)
  Net change in unrealized appreciation/depreciation on investments and securities sold short     (184,192)           1,130
                                                                                               -----------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................        274,132         (567,380)
                                                                                               -----------     ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets from shares of beneficial interest transactions ..............     (2,451,844)     (19,020,306)
                                                                                               -----------     ------------
  REDEMPTION FEES .........................................................................             26               --
                                                                                               -----------     ------------
  NET DECREASE IN NET ASSETS ..............................................................     (2,177,686)     (19,587,686)
NET ASSETS:
  Beginning of period .....................................................................     41,257,839       60,845,525
                                                                                               -----------     ------------
  End of period (including undistributed net investment income of
    $128,073 and $0, respectively) ........................................................    $39,080,153     $ 41,257,839
                                                                                               ===========     ============


                 See accompanying notes to financial statements.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Mathers Fund (the "Fund") was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2005 are reflected in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

No distributions were made in the six months ended June 30, 2005 and the fiscal year ended December 31, 2004.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $292,952 and to decrease accumulated net realized loss on investments by $22,226,886, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

       Capital loss carryforward ................................ $(21,245,902)
       Net unrealized appreciation/(depreciation) of investments       515,810
       Net unrealized appreciation/(depreciation) of securities
         sold short .............................................     (762,239)
                                                                  ------------
       Total accumulated loss ................................... $(21,492,331)
                                                                  ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $21,245,902. This capital loss carryforward is available to reduce future required distributions of net capital gains to shareholders. $22,226,886 of the loss carryforward expired in 2004; $7,869,968 is available through 2006; $12,430,175 is available through 2010; $670,201 is available through 2011; and $275,558 is available through 2012.

The following summarizes the tax cost of investments, proceeds of short sales and related unrealized appreciation (depreciation) at June 30, 2005:

                                                   GROSS           GROSS       NET UNREALIZED
                                                UNREALIZED      UNREALIZED      APPRECIATION/
                               COST/PROCEEDS   APPRECIATION    DEPRECIATION    (DEPRECIATION)
                               -------------   ------------    ------------    --------------
      Investments ............  $39,011,164      $243,377       $ (80,362)       $ 163,015
      Short sales ............    8,891,694       192,301        (785,937)        (593,636)
                                                 --------       ---------        ---------
                                                 $435,678       $(866,299)       $(430,621)
                                                 ========       =========        =========

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are the Adviser's affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2005, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $49,800, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2005, other than short term securities, aggregated $1,323,311 and $1,776,163, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $7,655 to Gabelli & Company, Inc.

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:


                                               SIX MONTHS ENDED
                                                 JUNE 30, 2005                      YEAR ENDED
                                                  (UNAUDITED)                    DECEMBER 31, 2004
                                           ------------------------      ----------------------------
                                            SHARES          AMOUNT           SHARES           AMOUNT
                                           --------        --------        --------          --------
Shares sold ..............................   31,242     $   329,845         239,007      $  2,532,625
Shares redeemed .......................... (264,549)     (2,781,689)     (2,043,820)      (21,552,931)
                                           --------     -----------      ----------      ------------
  Net decrease ........................... (233,307)    $(2,451,844)     (1,804,813)     $(19,020,306)
                                           ========     ===========      ==========      ============

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests for documents and testimony. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


10. FINANCIAL HIGHLIGHTS. Selected data for a share of beneficial interest outstanding throughout each period:

                                          SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2005       -----------------------------------------------------------
                                             (UNAUDITED)          2004         2003         2002         2001         2000
                                          ----------------       ------       ------       ------       ------       ------

OPERATING PERFORMANCE:
   Net asset value, beginning of period ..... $ 10.49           $ 10.60      $ 10.81      $ 12.25      $ 12.05      $ 11.94
                                              -------           -------      -------      -------      -------      -------
   Net investment income (loss) .............    0.03             (0.06)       (0.07)       (0.00)(a)     0.30         0.49
   Net realized and unrealized
     gain (loss) on investments .............    0.04             (0.05)       (0.14)       (1.44)        0.21         0.11
                                              -------           -------      -------      -------      -------      -------
   Total from investment operations .........    0.07             (0.11)       (0.21)       (1.44)        0.51         0.60
                                              -------           -------      -------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ....................      --                --           --           --        (0.31)       (0.49)
                                              -------           -------      -------      -------      -------      -------
   Total distributions ......................      --                --           --           --        (0.31)       (0.49)
                                              -------           -------      -------      -------      -------      -------
REDEMPTION FEES .............................    0.00(a)             --           --           --           --           --
                                              -------           -------      -------      -------      -------      -------
   NET ASSET VALUE, END OF PERIOD ........... $ 10.56           $ 10.49     $  10.60      $ 10.81      $ 12.25      $ 12.05
                                              =======           =======     ========      =======      =======      =======
   Total return+ ............................   0.67%           (1.04)%      (1.94)%     (11.76)%        4.25%        5.02%
                                              =======           =======     ========      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS
   AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .....  $39,080          $41,258      $60,846      $80,827      $97,893      $99,855
   Ratio of net investment income
     to average net assets ..................    0.64%(b)       (0.61)%      (0.61)%      (0.00)%        2.45%        3.79%
   Ratio of operating expenses
     to average net assets (c) ..............    2.08%(b)         1.77%        1.67%        1.63%        1.35%        1.34%
   Ratio of operating expenses to average
     net assets excluding the effect of
     dividends on securities sold short (c)..    1.85%(b)         1.64%        1.64%        1.61%        1.33%        1.30%
   Portfolio turnover rate ..................      39%             176%         244%         776%        1013%         977%

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Amount is less than $0.005 per share.
(b) Annualized.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
    For the six months ended June 30, 2005, the effect of the custodian fee credits was minimal.

                 See accompanying notes to financial statements.

                            THE GABELLI MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                          800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

   Mario J. Gabelli, CFA                        Anthony R. Pustorino
   CHAIRMAN AND CHIEF                           CERTIFIED PUBLIC ACCOUNTANT
   EXECUTIVE OFFICER                            PROFESSOR EMERITUS,
   GABELLI ASSET MANAGEMENT INC.                PACE UNIVERSITY

   E. Val Cerutti                               Werner J. Roeder, MD
   CHIEF EXECUTIVE OFFICER                      MEDICAL DIRECTOR
   CERUTTI CONSULTANTS, INC.                    LAWRENCE HOSPITAL

   Anthony J. Colavita                          Henry G. Van der Eb, CFA
   ATTORNEY-AT-LAW                              PRESIDENT AND CHIEF
   ANTHONY J. COLAVITA, P.C.                    EXECUTIVE OFFICER
                                                THE GABELLI MATHERS FUND
   Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT                 Anthonie C. van Ekris
   AND CHIEF FINANCIAL OFFICER                  MANAGING DIRECTOR
   KEYSPAN ENERGY CORP.                         BALMAC INTERNATIONAL, INC.

   Karl Otto Pohl
   FORMER PRESIDENT
   DEUTSCHE BUNDESBANK

                         OFFICERS AND PORTFOLIO MANAGER

   Henry G. Van der Eb, CFA                     Anne E. Morrissy, CFA
   PRESIDENT AND                                EXECUTIVE VICE PRESIDENT
   PORTFOLIO MANAGER
                                                Heidi M. Koontz
   Bruce N. Alpert                              VICE PRESIDENT
   EXECUTIVE VICE PRESIDENT
   AND TREASURER                                Edith L. Cook
                                                VICE PRESIDENT
   James E. McKee
   VICE PRESIDENT                               Peter D. Goldstein
   AND SECRETARY                                CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB1726Q205SR

                                                                [GRAPHIC OMITED]
                                                                Mario J. Gabelli

THE
GABELLI
MATHERS
FUND


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Treasurer &
                           Principal Financial Officer


Date     September 7, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.